Document And Entity Information	Dec. 06, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 06, 2024
Entity Registrant Name	LM FUNDING AMERICA, INC.
Entity Central Index Key	0001640384
Entity Emerging Growth Company	false
Entity File Number	001-37605
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3844457
Entity Address, Address Line One	1200 West Platt Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33606
City Area Code	813
Local Phone Number	222-8996
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock par value $0.001 per share
Trading Symbol	LMFA
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) amends the Current Report on Form 8-K originally filed by the Company (as defined below) on December 9, 2024 (the “Original Form 8-K”). This Amendment is being filed solely to (i) add Item 1.01 (Entry into a Material Definitive Agreement) to the filing, as such section was inadvertently omitted from the Original Form 8-K, and (ii) correct the “Date of Report” on the cover page to the filing to the date of the earliest event reported, which was December 6, 2024. This Amendment does not otherwise change or update any of the other disclosure set forth in the Original Form 8-K and does not otherwise reflect events occurring after the Original Form 8-K. Item 1.01. Entry into a Material Definitive AgreementOn December 8, 2024, LM Funding America, Inc. (the “Company”) entered into a warrant exercise agreement (the “Warrant Exercise Agreement”) with an existing accredited investor (the “Investor”) to exercise certain outstanding warrants to purchase an aggregate of 1,736,370 shares of the Company’s common stock, $0.001 par value per share (the “Common Stock”), originally issued to the Investor on August 19, 2024, having an original exercise price of $2.98 per share (the “Existing Warrants”). The offer and resale of the shares of Common Stock underlying the Existing Warrants was registered pursuant to a registration statement on Form S-3 (File No. 333-282023). In consideration for the immediate exercise of the Existing Warrants, the exercising holder received new unregistered warrants to purchase up to an aggregate of 3,472,740 shares of the Company’s Common Stock (the “New Warrants”). The New Warrants have substantially the same terms as the Existing Warrants, are immediately exercisable at an exercise price of $2.95 per share (the applicable Nasdaq “Minimum Price”), and will expire five years from the date of issuance. The Company agreed to file a resale registration statement covering the resale of the shares of Common Stock issuable upon exercise of the New Warrants with the Securities and Exchange Commission (the “SEC”) as soon as reasonably practicable (and in any event within 30 calendar days) after the date of the Warrant Exercise Agreement, and to use commercially reasonable efforts to have such resale registration statement declared effective by the SEC within 60 calendar days following the date of the Warrant Exercise Agreement. The New Warrants include a beneficial ownership limitation that prevents the investor from owning more than 4.99% of the Company’s outstanding common stock at any time (which may be increased by the investor to no more than 9.99%). The gross proceeds to the Company from the exercise of the Existing Warrants was approximately $5.1 million, prior to deducting placement agent fees and estimated offering expenses. The closing of the offering occurred on December 9, 2024. The Company intends to use the net proceeds for working capital and general corporate purposes. Maxim Group LLC (“Maxim”) acted as the financial advisor to the Company pursuant to a letter agreement between the Company and Maxim, dated December 8, 2024. As compensation for such services, the Company agreed to pay Maxim an aggregate cash fee equal to 6.0% of the total proceeds received by the Company from the exercise of the Existing Warrants.The foregoing descriptions of the Warrant Exercise Agreement and the New Warrants are not complete and are qualified in their entirety by reference to the full text of the form of Warrant Exercise Agreement and the form of New Warrant, copies of which are attached hereto as Exhibits 10.1 and 4.1, respectively, to this Current Report on Form 8-K and are incorporated by reference herein.